Annual Fund Operating Expenses - American Funds Strategic Bond Fund	Feb. 27, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.28%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.69%
Class 529-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.70%
Class 529-C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.46%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.41%
Class 529-E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.90%
Class 529-T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.70%
Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.66%
Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.42%
Class 529-F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.74%
Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.69%
Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.31%
Class 529-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.40%
Class 529-F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.36%
Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.40%
Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.35%
Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.12%
Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.94%
Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.65%
Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.37%
Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.47%
Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.31%